RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 15, 2020	Mar. 31, 2023	Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Percentage of annual fund management fee	0.50%
Accrued Management Fees		$ 7,035,500	$ 8,781,884
Total forgiveness of debt		$ 0	$ 1,249,375